Taxes On Income (Accounting For Income Tax Uncertainties Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Unrecognized tax benefits	$ 3,793	$ 5,301	$ 3,991	$ 3,974
Interest unrecognized tax benefits in the statement of operations	(80)	161	76
Interest unrecognized tax benefits in the balance sheets	$ 405	$ 485